Exhibit 99.1

CoreVest American Finance 2019-1 Trust
Mortgage Pass-Through Certificates
Mortgage Loan and Sample Property Agreed-Upon Procedures

Report To:

CF CoreVest Purchaser LLC
CoreVest American Finance Depositor LLC
Morgan Stanley & Co. LLC
Wells Fargo Securities, LLC

27 March 2019

Report of Independent Accountants on Applying Agreed-Upon Procedures

CF CoreVest Purchaser LLC c/o Fortress Investment Group 1345 Avenue of the Americas, 46th Floor New York, New York 10105	Wells Fargo Securities, LLC 375 Park Avenue New York, NY 10152

CoreVest American Finance Depositor LLC 575 Fifth Avenue, 14th Floor New York, New York 10019	Morgan Stanley & Co. LLC 1585 Broadway, 4th Floor New York, New York 10036

Re:	CoreVest American Finance 2019-1 Trust (the “Issuing Entity”) Mortgage Pass-Through Certificates (the “Certificates”) Mortgage Loan and Sample Property Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist CoreVest American Finance Depositor LLC (the “Depositor”) with respect to certain information relating to the Mortgage Loans and certain Mortgaged Properties (both as defined in Attachment A) relating to the Issuing Entity’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, CF CoreVest Purchaser LLC (“CoreVest”), on behalf of the Depositor, provided us with:
a.	Certain electronic data files containing information relating to the Mortgage Loans (the “Mortgage Loan Data Files”),
b.	Certain electronic data files containing information relating to the Mortgaged Properties (the “Property Data Files,” together with the Mortgage Loan Data Files, the “Data Files”),
c.	Electronic copies of the loan files for the Mortgage Loans and certain Mortgaged Properties which contain copies of:
i.	Various source documents relating to the Mortgage Loans (the “Mortgage Loan Source Documents”) and
ii.
Appraisal or desktop review reports (collectively, the “Appraisals”) and/or broker price opinions (the “BPOs,” together with the Appraisals, the “Property Source Documents”) relating to certain Mortgaged Properties,

d.
An electronic data file labeled “MSA List by Zip Code (2018-2).xlsx” (the “MSA Support File,” together with the Property Source Documents, the “Property Sources”) which contains metropolitan statistical area information for certain zip codes,

e.
A schedule (the “Property Sampling Schedule”), certain information from which is shown on Exhibit 2 to Attachment A, that CoreVest, on behalf of the Depositor, indicated contains a list of loan identification numbers (each, a “Loan ID”) corresponding to certain fixed-rate mortgage loans,

f.
A list of characteristics on the Property Data Files (the “Property Sample Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Property Sources,

g.
A list of characteristics on the Mortgage Loan Data Files (the “Compared Mortgage Loan Characteristics”), which are listed on Exhibit 7 to Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Mortgage Loan Source Documents,

h.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,

i.
A list of characteristics on the Mortgage Loan Data Files (the “Provided Mortgage Loan Characteristics”), which are listed on Exhibit 8 to Attachment A, on which CoreVest, on behalf of the Depositor, instructed us to perform no procedures,

j.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
k.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Data Files, Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Property Sample Characteristics, Compared Mortgage Loan Characteristics, Recalculated Characteristics, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular or any other information provided to us by CoreVest, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans and Mortgaged Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by CoreVest, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans or Mortgaged Properties would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 March 2019

Attachment A Page 1 of 12

Background

For the purpose of the procedures described in this report, CoreVest, on behalf of the Depositor, indicated that:
a.	The primary assets of the Issuing Entity will be 74 fixed-rate mortgage loans (the “Mortgage Loans”),
b.	The Mortgage Loans are secured by first liens on 2,509 mortgaged properties (the “Mortgaged Properties”) which consist of:
i.	1,783 single-family residential properties,
ii.	185 2-4 unit residential properties,
iii.	287 townhomes,
iv.	222 condominiums,
v.	25 multifamily and
vi.	7 mixed use properties.

Procedures performed and our associated findings

1.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2019-1 v88 - SENT TO EY.xlsb” and the corresponding record layout and decode information (“Preliminary Property Data File 1”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 3,357 mortgaged properties (the “Preliminary Properties 1”) that secure 82 mortgage loans (the “Preliminary Mortgage Loans 1”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of Preliminary Properties 1 from Preliminary Property Data File 1 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph of this Item 1.

For each of the 55 Preliminary Mortgage Loans 1 listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
a.	Multiply 25% by the number of Preliminary Properties 1 which:
i.	Secure such Preliminary Mortgage Loan 1 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 1,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 1 from Preliminary Property Data File 1 equal to the number computed in b. above from the population of Preliminary Properties 1 which:
i.	Secure such Preliminary Mortgage Loan 1 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 1.

Attachment A Page 2 of 12

1. (continued)

The application of the sample selection methodology described in the preceding paragraph of this Item 1. resulted in the selection of 796 Preliminary Properties 1 from Preliminary Property Data File 1 (the “Sample Properties 1”).  The Sample Properties 1 are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties 1 from Preliminary Property Data File 1, or the basis of the inclusion of the 55 Preliminary Mortgage Loans 1 on the Property Sampling Schedule.  We performed no procedures relating to the Preliminary Mortgage Loans 1 that were not included on Property Sampling Schedule.

For the purpose of the procedures described in this report, the 796 Sample Properties 1 are referred to as Sample Property Numbers 1 through 796.

2.
For each Sample Property 1 (except for the Not Reviewed Sample Properties 1 (as defined in final paragraph of this item 2.)), we compared the characteristics listed on Exhibit 3 to Attachment A (the “Base Property Sample Characteristics”), as shown on Preliminary Property Data File 1, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 2., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Sample Properties 1” and “Preliminary Property Data File 1,” respectively.

CoreVest, on behalf of the Depositor, instructed us not to perform any procedures on 138 Sample Properties 1 (the “Not Reviewed Sample Properties 1”) which are shown on Exhibit 1 to Attachment A.

3.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2019-1 v108 - SENT TO EY.xlsb” and the corresponding record layout and decode information (“Preliminary Property Data File 2”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 3,058 mortgaged properties (the “Preliminary Properties 2”) that secure 74 mortgage loans (the “Preliminary Mortgage Loans 2”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of Preliminary Properties 2 from Preliminary Property Data File 2 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph of this Item 3.

Attachment A Page 3 of 12

3. (continued)

For each of the 19 Preliminary Mortgage Loans 2 listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
a.	Multiply 25% by the number of Preliminary Properties 2 which:
i.	Secure such Preliminary Mortgage Loan 2 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 2,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 2 from Preliminary Property Data File 2 equal to the number computed in b. above from the population of Preliminary Properties 2 which:
i.	Secure such Preliminary Mortgage Loan 2 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 2.

The application of the sample selection methodology described in the preceding paragraph of this Item 3. resulted in the selection of 93 Preliminary Properties 2 from Preliminary Property Data File 2 (the “Sample Properties 2”).  The Sample Properties 2 are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties 2 from Preliminary Property Data File 2, or the basis for the inclusion of the 19 Preliminary Mortgage Loans 2 on the Property Sampling Schedule.  We performed no procedures relating to the Preliminary Mortgage Loans 2 that were not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the 93 Sample Properties 2 are referred to as Sample Property Numbers 797 through 889.

4.
For each Sample Property 2, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 2, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 4., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Sample Properties 2” and “Preliminary Property Data File 2,” respectively.

Attachment A Page 4 of 12

5.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2019-1 v114 - SENT TO EY.xlsb” and the corresponding record layout and decode information (“Preliminary Property Data File 3,” together with Preliminary Property Data File 1 and Preliminary Property Data File 2, the “Preliminary Property Data Files”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 2,509 mortgaged properties (the “Preliminary Properties 3”) that secure 74 mortgage loans (the “Preliminary Mortgage Loans 3”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of Preliminary Properties 3 from Preliminary Property Data File 3 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph of this Item 5.

For each of the 2 (two) Preliminary Mortgage Loans 3 listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
a.	Multiply 25% by the number of Preliminary Properties 3 which:
i.	Secure such Preliminary Mortgage Loan 3 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 3,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 3 from Preliminary Property Data File 3 equal to the number computed in b. above from the population of Preliminary Properties 3 which:
i.	Secure such Preliminary Mortgage Loan 3 and
ii.	Have “Y” for the “parent Y/N” characteristic, as shown on Preliminary Property Data File 3.

The application of the sample selection methodology described in the preceding paragraph of this Item 5. resulted in the selection of 2 (two) Preliminary Properties 3 from Preliminary Property Data File 3 (the “Sample Properties 3,” together with the Sample Properties 1 and Sample Properties 2, the “Sample Properties”).  The Sample Properties 3 are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties 3 from Preliminary Property Data File 3, or the basis of the inclusion of the 2 (two) Preliminary Mortgage Loans 3 on the Property Sampling Schedule.  We performed no procedures relating to the Preliminary Mortgage Loans 3 that were not included on Property Sampling Schedule.

For the purpose of the procedures described in this report, the 2 (two) Sample Properties 3 are referred to as Sample Property Numbers 890 through 891.

Attachment A Page 5 of 12

6.
For each Sample Property 3, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 3, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 6 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 6., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Sample Properties 3” and “Preliminary Property Data File 3,” respectively.

7.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2019-1 v132 - External.xlsb” and the corresponding record layout and decode information (the “Final Property Data File,” which together with the Preliminary Property Data Files comprise the Property Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the related due date of each Mortgage Loan in April 2019 (the “Cut-Off Date”).

We compared the property identification number (the “Property ID”) for each Sample Property, as shown on the applicable Preliminary Property Data File, to the corresponding Property ID on the Final Property Data File and noted that:
a.	753 of the Mortgaged Properties included on the Final Property Data File were Sample Properties (the “Final Sample Properties”) and
b.	138 of the Mortgaged Properties included on the Preliminary Property Data Files were not included on the Final Properties Data File, all of which were Not Reviewed Sample Properties 1.

8.
For each Final Sample Property, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Final Property Data File, to the corresponding information that we identified in performing the procedures described in Items 2., 4., and 6. above, as applicable.  All such compared information was in agreement.

For the purpose of the procedures described in this Item 8., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Final Sample Properties” and “Final Property Data File,” respectively.

9.
For each Mortgaged Property, we compared the “closest MSA” characteristic (the “Closest MSA Property Sample Characteristic,” which together with the Base Property Sample Characteristics comprise the Property Sample Characteristics), as shown on the Final Property Data File, to the metropolitan statistical area information on the MSA Support File for the corresponding “zip code,” as shown on the Final Property Data File.  All such compared information was in agreement.

Attachment A Page 6 of 12

10.
CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Preliminary Mortgage Loan Data File”) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut‑Off Date.

For each Mortgage Loan on the Preliminary Mortgage Loan Data File, we compared the Compared Mortgage Loan Characteristics listed on Exhibit 7 to Attachment A, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information located in the Mortgage Loan Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions, methodologies and exceptions stated in the notes to Exhibit 7 to Attachment A and the next paragraph of this Item 10.

The Mortgage Loan Source Document(s) that CoreVest, on behalf of the Depositor, instructed us to use for each Compared Mortgage Loan Characteristic are indicated on Exhibit 7 to Attachment A.  Where more than one Mortgage Loan Source Document is listed for a Compared Mortgage Loan Characteristic, CoreVest, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Mortgage Loan Data File for the Compared Mortgage Loan Characteristic agreed with the corresponding information on at least one of the Mortgage Loan Source Documents that are listed for such Compared Mortgage Loan Characteristic on Exhibit 7 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Mortgage Loan Source Documents for any of the Compared Mortgage Loan Characteristics listed on Exhibit 7 to Attachment A.

11.
As instructed by CoreVest, on behalf of the Depositor, we adjusted the information on the Preliminary Mortgage Loan Data File to correct all the differences we noted in performing the procedures described in Item 10. above and provided a list of such differences to CoreVest.  The Preliminary Mortgage Loan Data File, as so adjusted, is hereinafter referred to as the “Updated Mortgage Loan Data File.”

12.
Subsequent to the performance of the procedures described in Items 10. and 11. above, CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Final Mortgage Loan Data File,” which together with the Preliminary Mortgage Loan Data File comprise the Mortgage Loan Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating the Mortgage Loans as of the Cut‑Off Date.

Using information on the:
a.	Final Mortgage Loan Data File and
b.	Updated Mortgage Loan Data File
for each Mortgage Loan, we compared each Compared Mortgage Loan Characteristic listed on Exhibit 7 to Attachment A, all as shown on the Final Mortgage Loan Data File, to the corresponding information on the Updated Mortgage Loan Data File.  All such compared information was in agreement.

Attachment A Page 7 of 12

13.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date
of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Original Term to Maturity (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

14.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate (adjusted as described in the succeeding paragraph of this Item 14., as applicable) and
c.	Monthly Debt Service ($)
of each Mortgage Loan (except for the Interest Only Mortgage Loans (as defined in Note 7 of Exhibit 7 to Attachment A) and 24309 Mortgage Loan (as defined in Note 4 of Exhibit 7 to Attachment A), which are described in the final two paragraphs of this Item 14.), all as shown on the Final Mortgage Loan Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (months)” of each Mortgage Loan (except for the Interest Only Mortgage Loans and 24309 Mortgage Loan).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of the “Original Amortization Term (months)” recalculation described above for each Mortgage Loan (except for the Interest Only Mortgage Loans and 24309 Mortgage Loan), all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Final Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Final Mortgage Loan Data File, by 12 and then multiply by a fraction equal to 365/360.

For each Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Original Amortization Term (months)” characteristic.

For the 24309 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “360” for the “Original Amortization Term (months)” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by CoreVest, on behalf of the Depositor, that are described in the preceding paragraph of this Item 14.

15.
Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Cut‑Off Date.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 8 of 12

16.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate Accrual,
c.	Seasoning (months),
d.	IO Term (months),
e.	First Payment Date,
f.	Initial Maturity Date,
g.	Interest Rate and
h.	Monthly Debt Service ($)
of each Mortgage Loan (except for the 24309 Mortgage Loan, which is described in the succeeding paragraph of this Item 16.), all as shown on the Final Mortgage Loan Data File, we recalculated the principal balance of each Mortgage Loan as of the Cut‑Off Date (the “Cut-Off Date Principal Balance”) and as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Balance”), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

For the 24309 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use:
a.	“4,030,727.47” for the “Cut-Off Date Principal Balance” characteristic and
b.	“3,793,065.72” for the “Maturity Date Balance” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by CoreVest, on behalf of the Depositor, that are described in the preceding paragraph of this Item 16.

17.
Using the “Cut-Off Date Principal Balance” of the Mortgage Loans, as shown on the Final Mortgage Loan Data File, we recalculated the “% of Pool” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

18.	Using the:
a.	Original Term to Maturity (months) and
b.	Seasoning (months)
of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Term (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 9 of 12

19.    Using the:
a.	IO Term (months),
b.	Original Amortization Term (months) and
c.	Seasoning (months)
of each Mortgage Loan (except for the Interest Only Mortgage Loans, which are described in the succeeding paragraph of this Item 19.), all as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Amortization Term (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For each Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining Amortization Term (months)” characteristic.

20.	Using the:
a.	IO Term (months) and
b.	Seasoning (months)
of each Mortgage Loan, (except for the Mortgage Loans with an “Amortization Type” of “Amortizing Balloon,” as shown on the Final Mortgage Loan Data File (each, an “Amortizing Balloon Mortgage Loan”), which are described in the succeeding paragraph of this Item 20.), both as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining IO Term (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For each Amortizing Balloon Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining IO Term (months)” characteristic.

21.
Using the “Monthly Debt Service ($)” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we recalculated the “Annualized Debt Service Payment ($)” of each Mortgage Loan as twelve (12) times the “Monthly Debt Service ($)” of the Mortgage Loan, as shown on the Final Mortgage Loan Data File.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

22.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Note Administrator Fee Rate and
c.	CREFC® License Fee Rate
of each Mortgage Loan, all as shown on the Final Mortgage Loan Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 10 of 12

23.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate
of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

24.	Using:
a.	Information on the Final Mortgage Loan Data File and
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:
i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan Cutoff NOI Debt Yield,
iv.	Mortgage Loan Cutoff NCF Debt Yield,
v.	Origination Date LTV Ratio,
vi.	Cut-Off Date LTV Ratio and
vii.	Maturity Date LTV Ratio
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by CoreVest, on behalf of the Depositor, to round the “Mortgage Loan UW NOI DSCR” and “Mortgage Loan UW NCF DSCR” to two decimal places and the “Mortgage Loan Cutoff NOI Debt Yield,” “Mortgage Loan Cutoff NCF Debt Yield,” “Origination Date LTV Ratio,” “Cut-Off Date LTV Ratio” and “Maturity Date LTV Ratio” to the nearest 1/10th of one percent.

25.	Using:
a.	Information on the Final Mortgage Loan Data File and
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:
i.	NOI DSCR as of 12/31,
ii.	NCF DSCR as of 12/31 and
iii.	NCF Debt Yield as of 12/31
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by CoreVest, on behalf of the Depositor, to round the “NOI DSCR as of 12/31” and “NCF DSCR as of 12/31” to two decimal places and the “NCF Debt Yield as of 12/31” to the nearest 1/10th of one percent.

Attachment A Page 11 of 12

26.	Using the:
a.	Original Yield Maintenance Period and
b.	Seasoning (months)
of each Yield Maintenance Mortgage Loan (as defined in Note 10 of Exhibit 7 to Attachment A), both as shown on the Final Mortgage Loan Data File, we recalculated the “Current Yield Maintenance Period” of each Yield Maintenance Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Current Yield Maintenance Period” characteristic.

27.
Using the “Guarantor” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we identified those Mortgage Loans that had at least one common “Guarantor” (the “Related Guarantor Loans”).  We compared the “Related Guarantor Loan” information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

28.
For each Mortgaged Property, we compared the “Closing Date Allocated Loan Amount” characteristic, as shown on the Final Property Data File, to the corresponding information in the loan agreement Mortgage Loan Source Document for the related Mortgage Loan.  All such compared information was in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

29.
Using the “Closing Date Allocated Loan Amount” of the Mortgaged Properties, as shown on the Final Property Data File, we recalculated the “Allocated Loan Amount %” of each Mortgaged Property.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.

30.	Using the:
a.	Cut-Off Date Principal Balance and
b.	Maturity Date Balance
of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, and the “Closing Date Allocated Loan Amount” of each Mortgaged Property, as shown on the Final Property Data File, we recalculated the principal balance of each Mortgaged Property as of the Cut-Off Date (the “Cut-Off Date Allocated Loan Amount”) and as of the “Initial Maturity Date” of the related Mortgage Loan (the “Maturity Date Allocated Loan Amount”), based on the calculation methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph of this Item 30.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

Attachment A Page 12 of 12

30.  (continued)

For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to allocate the “Cut-Off Date Principal Balance” and “Maturity Date Balance” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, to the respective Mortgaged Properties that secure such Mortgage Loan on a pro-rata basis using the “Closing Date Allocated Loan Amount” for the Mortgaged Properties, as shown on the Final Property Data File.

Exhibit 1 to Attachment A

Sample						Not Reviewed	Sample						Not Reviewed
Property			Sample	Sample	Sample	Sample	Property			Sample	Sample	Sample	Sample
Number	Loan ID	Property ID	Properties 1	Properties 2	Properties 3	Properties 1	Number	Loan ID	Property ID	Properties 1	Properties 2	Properties 3	Properties 1
1	23840	23840-7	X				113	25518	25518-23	X
2	23840	23840-86	X				114	25518	25518-5	X
3	23840	23840-33	X				115	25518	25518-45	X
4	23840	23840-54	X				116	25654	25654-18	X
5	23840	23840-46	X				117	25654	25654-16	X
6	23840	23840-39	X				118	25654	25654-14	X
7	23840	23840-69	X				119	25654	25654-17	X
8	23840	23840-58	X				120	25654	25654-4	X
9	23840	23840-37	X				121	25654	25654-1	X
10	23840	23840-83	X				122	25654	25654-3	X
11	23840	23840-24	X				123	25654	25654-11	X
12	23840	23840-38	X				124	25740	25740-24	X
13	23840	23840-16	X				125	25740	25740-11	X
14	23840	23840-17	X				126	25740	25740-20	X
15	23840	23840-49	X				127	25740	25740-8	X
16	23840	23840-27	X				128	25740	25740-22	X
17	23840	23840-10	X				129	25740	25740-17	X
18	23840	23840-1	X				130	25740	25740-10	X
19	23840	23840-50	X				131	25781	25781-53	X
20	23840	23840-84	X				132	25781	25781-55	X
21	23840	23840-57	X				133	25781	25781-54	X
22	23840	23840-22	X				134	25781	25781-47	X
23	23840	23840-45	X				135	25781	25781-50	X
24	23840	23840-66	X				136	25781	25781-11	X
25	24309	24309-58	X				137	25781	25781-6	X
26	24309	24309-27	X				138	25781	25781-25	X
27	24309	24309-63	X				139	25781	25781-18	X
28	24309	24309-4	X				140	25781	25781-40	X
29	24309	24309-42	X				141	25781	25781-10	X
30	24309	24309-21	X				142	25781	25781-23	X
31	24309	24309-40	X				143	25781	25781-4	X
32	24309	24309-15	X				144	25781	25781-15	X
33	24309	24309-3	X				145	25781	25781-41	X
34	24309	24309-53	X				146	25800	25800-27	X
35	24309	24309-62	X				147	25800	25800-26	X
36	24309	24309-18	X				148	25800	25800-12	X
37	24309	24309-6	X				149	25800	25800-15	X
38	24309	24309-55	X				150	25800	25800-3	X
39	24309	24309-1	X				151	25800	25800-7	X
40	24309	24309-26	X				152	25800	25800-5	X
41	24341	24341-6	X				153	25800	25800-10	X
42	24341	24341-17	X				154	25800	25800-13	X
43	24341	24341-5	X				155	25800	25800-18	X
44	24341	24341-14	X				156	25800	25800-21	X
45	24341	24341-4	X				157	25804	25804-6	X
46	24341	24341-18	X				158	25804	25804-1	X
47	24341	24341-16	X				159	25804	25804-2	X
48	24341	24341-10	X				160	25849	25849-6	X
49	24341	24341-20	X				161	25849	25849-1	X
50	24341	24341-8	X				162	25849	25849-4	X
51	25219	25219-51	X				163	25859	25859-18	X
52	25219	25219-3	X				164	25859	25859-21	X
53	25219	25219-18	X				165	25859	25859-23	X
54	25219	25219-14	X				166	25859	25859-28	X
55	25219	25219-23	X				167	25859	25859-16	X
56	25219	25219-13	X				168	25859	25859-17	X
57	25219	25219-5	X				169	25859	25859-20	X
58	25219	25219-16	X				170	25859	25859-31	X
59	25219	25219-36	X				171	25881	25881-25	X
60	25219	25219-38	X				172	25881	25881-12	X
61	25219	25219-6	X				173	25881	25881-3	X
62	25219	25219-7	X				174	25881	25881-31	X
63	25219	25219-44	X				175	25881	25881-43	X
64	25219	25219-49	X				176	25881	25881-39	X
65	25219	25219-9	X				177	25881	25881-13	X
66	25219	25219-41	X				178	25881	25881-52	X
67	25219	25219-37	X				179	25881	25881-28	X
68	25333	25333-9	X				180	25881	25881-22	X
69	25333	25333-2	X				181	25881	25881-44	X
70	25333	25333-1	X				182	25881	25881-9	X
71	25333	25333-4	X				183	25881	25881-8	X
72	25333	25333-8	X				184	25881	25881-17	X
73	25333	25333-3	X				185	25881	25881-23	X
74	25433	25433-5	X				186	25930	25930-135	X
75	25433	25433-6	X				187	25930	25930-45	X
76	25433	25433-4	X				188	25930	25930-48	X
77	25433	25433-14	X				189	25930	25930-23	X
78	25433	25433-13	X				190	25930	25930-128	X
79	25433	25433-1	X				191	25930	25930-105	X
80	25433	25433-7	X				192	25930	25930-157	X
81	25433	25433-9	X				193	25930	25930-39	X
82	25433	25433-11	X				194	25930	25930-37	X
83	25433	25433-16	X				195	25930	25930-50	X
84	25433	25433-10	X				196	25930	25930-29	X
85	25435	25435-1	X				197	25930	25930-58	X
86	25435	25435-7	X				198	25930	25930-84	X
87	25435	25435-5	X				199	25930	25930-24	X
88	25454	25454-4	X				200	25930	25930-10	X
89	25454	25454-5	X				201	25930	25930-51	X
90	25454	25454-1	X				202	25930	25930-133	X
91	25454	25454-7	X				203	25930	25930-167	X
92	25454	25454-2	X				204	25930	25930-74	X
93	25454	25454-6	X				205	25930	25930-33	X
94	25454	25454-3	X				206	25930	25930-180	X
95	25454	25454-8	X				207	25930	25930-111	X
96	25454	25454-9	X				208	25930	25930-159	X
97	25481	25481-10	X				209	25930	25930-67	X
98	25481	25481-23	X				210	25930	25930-99	X
99	25481	25481-19	X				211	25930	25930-34	X
100	25481	25481-4	X				212	25930	25930-15	X
101	25481	25481-2	X				213	25930	25930-30	X
102	25481	25481-25	X				214	25930	25930-5	X
103	25481	25481-20	X				215	25930	25930-173	X
104	25518	25518-42	X				216	25930	25930-124	X
105	25518	25518-25	X				217	25930	25930-69	X
106	25518	25518-19	X				218	25930	25930-156	X
107	25518	25518-31	X				219	25930	25930-42	X
108	25518	25518-35	X				220	25930	25930-145	X
109	25518	25518-21	X				221	25930	25930-25	X
110	25518	25518-41	X				222	25930	25930-184	X
111	25518	25518-7	X				223	25930	25930-116	X
112	25518	25518-32	X				224	25930	25930-146	X

Exhibit 1 to Attachment A

Sample						Not Reviewed	Sample						Not Reviewed
Property			Sample	Sample	Sample	Sample	Property			Sample	Sample	Sample	Sample
Number	Loan ID	Property ID	Properties 1	Properties 2	Properties 3	Properties 1	Number	Loan ID	Property ID	Properties 1	Properties 2	Properties 3	Properties 1
225	25930	25930-76	X				338	26000	26000-41	X			X
226	25930	25930-66	X				339	26000	26000-63	X			X
227	25930	25930-151	X				340	26000	26000-212	X			X
228	25930	25930-127	X				341	26000	26000-85	X			X
229	25930	25930-179	X				342	26000	26000-252	X			X
230	25930	25930-140	X				343	26000	26000-11	X			X
231	25930	25930-166	X				344	26000	26000-140	X			X
232	25930	25930-40	X				345	26000	26000-166	X			X
233	25930	25930-46	X				346	26000	26000-51	X			X
234	25930	25930-91	X				347	26000	26000-177	X			X
235	25935	25935-42	X				348	26000	26000-283	X			X
236	25935	25935-16	X				349	26000	26000-217	X			X
237	25935	25935-13	X				350	26000	26000-198	X			X
238	25935	25935-24	X				351	26000	26000-181	X			X
239	25935	25935-5	X				352	26000	26000-250	X			X
240	25935	25935-3	X				353	26000	26000-138	X			X
241	25935	25935-40	X				354	26000	26000-21	X			X
242	25935	25935-51	X				355	26000	26000-216	X			X
243	25935	25935-27	X				356	26000	26000-269	X			X
244	25935	25935-33	X				357	26000	26000-186	X			X
245	25935	25935-38	X				358	26000	26000-53	X			X
246	25935	25935-34	X				359	26000	26000-213	X			X
247	25935	25935-50	X				360	26000	26000-40	X			X
248	25935	25935-17	X				361	26000	26000-128	X			X
249	25940	25940-16	X				362	26000	26000-280	X			X
250	25940	25940-30	X				363	26000	26000-69	X			X
251	25940	25940-27	X				364	26000	26000-4	X			X
252	25940	25940-19	X				365	26000	26000-100	X			X
253	25940	25940-25	X				366	26000	26000-90	X			X
254	25940	25940-6	X				367	26000	26000-265	X			X
255	25940	25940-4	X				368	26000	26000-57	X			X
256	25940	25940-34	X				369	26000	26000-178	X			X
257	25940	25940-14	X				370	26000	26000-249	X			X
258	25940	25940-7	X				371	26000	26000-86	X			X
259	25940	25940-21	X				372	26000	26000-35	X			X
260	25940	25940-22	X				373	26000	26000-30	X			X
261	25969	25969-38	X				374	26000	26000-244	X			X
262	25969	25969-116	X				375	26000	26000-126	X			X
263	25969	25969-101	X				376	26000	26000-44	X			X
264	25969	25969-69	X				377	26000	26000-117	X			X
265	25969	25969-128	X				378	26000	26000-226	X			X
266	25969	25969-93	X				379	26000	26000-281	X			X
267	25969	25969-42	X				380	26000	26000-135	X			X
268	25969	25969-97	X				381	26000	26000-195	X			X
269	25969	25969-71	X				382	26000	26000-102	X			X
270	25969	25969-52	X				383	26008	26008-223	X			X
271	25969	25969-131	X				384	26008	26008-141	X			X
272	25969	25969-72	X				385	26008	26008-208	X			X
273	25969	25969-14	X				386	26008	26008-149	X			X
274	25969	25969-34	X				387	26008	26008-100	X			X
275	25969	25969-75	X				388	26008	26008-61	X			X
276	25969	25969-119	X				389	26008	26008-147	X			X
277	25969	25969-60	X				390	26008	26008-25	X			X
278	25969	25969-16	X				391	26008	26008-21	X			X
279	25969	25969-127	X				392	26008	26008-24	X			X
280	25969	25969-144	X				393	26008	26008-97	X			X
281	25969	25969-99	X				394	26008	26008-162	X			X
282	25969	25969-102	X				395	26008	26008-160	X			X
283	25969	25969-126	X				396	26008	26008-73	X			X
284	25969	25969-54	X				397	26008	26008-247	X			X
285	25969	25969-139	X				398	26008	26008-174	X			X
286	25969	25969-9	X				399	26008	26008-161	X			X
287	25969	25969-125	X				400	26008	26008-39	X			X
288	25969	25969-137	X				401	26008	26008-52	X			X
289	25969	25969-109	X				402	26008	26008-17	X			X
290	25969	25969-106	X				403	26008	26008-138	X			X
291	25969	25969-104	X				404	26008	26008-112	X			X
292	25969	25969-48	X				405	26008	26008-46	X			X
293	25969	25969-18	X				406	26008	26008-183	X			X
294	25969	25969-92	X				407	26008	26008-10	X			X
295	25969	25969-76	X				408	26008	26008-136	X			X
296	25969	25969-64	X				409	26008	26008-43	X			X
297	25969	25969-124	X				410	26008	26008-192	X			X
298	25970	25970-20	X				411	26008	26008-194	X			X
299	25970	25970-8	X				412	26008	26008-201	X			X
300	25970	25970-13	X				413	26008	26008-117	X			X
301	25970	25970-15	X				414	26008	26008-54	X			X
302	25970	25970-23	X				415	26008	26008-82	X			X
303	25970	25970-17	X				416	26008	26008-75	X			X
304	25970	25970-2	X				417	26008	26008-72	X			X
305	25970	25970-19	X				418	26008	26008-204	X			X
306	25995	25995-1	X				419	26008	26008-205	X			X
307	25995	25995-2	X				420	26008	26008-3	X			X
308	26000	26000-230	X			X	421	26008	26008-79	X			X
309	26000	26000-296	X			X	422	26008	26008-123	X			X
310	26000	26000-28	X			X	423	26008	26008-23	X			X
311	26000	26000-107	X			X	424	26008	26008-92	X			X
312	26000	26000-149	X			X	425	26008	26008-150	X			X
313	26000	26000-31	X			X	426	26008	26008-7	X			X
314	26000	26000-172	X			X	427	26008	26008-12	X			X
315	26000	26000-33	X			X	428	26008	26008-145	X			X
316	26000	26000-54	X			X	429	26008	26008-248	X			X
317	26000	26000-84	X			X	430	26008	26008-26	X			X
318	26000	26000-202	X			X	431	26008	26008-168	X			X
319	26000	26000-260	X			X	432	26008	26008-215	X			X
320	26000	26000-215	X			X	433	26008	26008-154	X			X
321	26000	26000-156	X			X	434	26008	26008-197	X			X
322	26000	26000-286	X			X	435	26008	26008-38	X			X
323	26000	26000-255	X			X	436	26008	26008-96	X			X
324	26000	26000-38	X			X	437	26008	26008-57	X			X
325	26000	26000-253	X			X	438	26008	26008-190	X			X
326	26000	26000-174	X			X	439	26008	26008-28	X			X
327	26000	26000-81	X			X	440	26008	26008-20	X			X
328	26000	26000-64	X			X	441	26008	26008-93	X			X
329	26000	26000-248	X			X	442	26008	26008-241	X			X
330	26000	26000-74	X			X	443	26008	26008-176	X			X
331	26000	26000-121	X			X	444	26008	26008-235	X			X
332	26000	26000-59	X			X	445	26008	26008-225	X			X
333	26000	26000-298	X			X	446	26031	26031-1	X
334	26000	26000-106	X			X	447	26056	26056-27	X
335	26000	26000-19	X			X	448	26056	26056-32	X
336	26000	26000-39	X			X	449	26056	26056-34	X
337	26000	26000-218	X			X	450	26056	26056-19	X

Exhibit 1 to Attachment A

Sample						Not Reviewed	Sample						Not Reviewed
Property			Sample	Sample	Sample	Sample	Property			Sample	Sample	Sample	Sample
Number	Loan ID	Property ID	Properties 1	Properties 2	Properties 3	Properties 1	Number	Loan ID	Property ID	Properties 1	Properties 2	Properties 3	Properties 1
451	26056	26056-31	X				564	26325	26325-1	X
452	26056	26056-33	X				565	26329	26329-6	X
453	26056	26056-14	X				566	26329	26329-4	X
454	26056	26056-6	X				567	26381	26381-7	X
455	26056	26056-25	X				568	26381	26381-6	X
456	26056	26056-22	X				569	26381	26381-8	X
457	26056	26056-23	X				570	26410	26410-75	X
458	26056	26056-26	X				571	26410	26410-92	X
459	26056	26056-29	X				572	26410	26410-69	X
460	26056	26056-7	X				573	26410	26410-29	X
461	26056	26056-18	X				574	26410	26410-2	X
462	26056	26056-3	X				575	26410	26410-13	X
463	26056	26056-1	X				576	26410	26410-84	X
464	26063	26063-14	X				577	26410	26410-25	X
465	26063	26063-11	X				578	26410	26410-55	X
466	26063	26063-9	X				579	26410	26410-47	X
467	26063	26063-10	X				580	26410	26410-91	X
468	26063	26063-7	X				581	26410	26410-99	X
469	26063	26063-22	X				582	26410	26410-52	X
470	26080	26080-10	X				583	26410	26410-85	X
471	26080	26080-3	X				584	26410	26410-58	X
472	26080	26080-2	X				585	26410	26410-88	X
473	26080	26080-7	X				586	26410	26410-62	X
474	26080	26080-4	X				587	26410	26410-81	X
475	26080	26080-8	X				588	26410	26410-90	X
476	26080	26080-12	X				589	26410	26410-17	X
477	26080	26080-11	X				590	26410	26410-102	X
478	26080	26080-5	X				591	26410	26410-86	X
479	26089	26089-16	X				592	26410	26410-82	X
480	26089	26089-13	X				593	26410	26410-18	X
481	26089	26089-15	X				594	26410	26410-43	X
482	26089	26089-3	X				595	26410	26410-50	X
483	26122	26122-5	X				596	26410	26410-115	X
484	26122	26122-2	X				597	26410	26410-93	X
485	26127	26127-9	X				598	26410	26410-38	X
486	26127	26127-59	X				599	26410	26410-71	X
487	26127	26127-46	X				600	26415	26415-2	X
488	26127	26127-6	X				601	26415	26415-4	X
489	26127	26127-14	X				602	26415	26415-6	X
490	26127	26127-16	X				603	26419	26419-1	X
491	26127	26127-49	X				604	26419	26419-15	X
492	26127	26127-28	X				605	26419	26419-22	X
493	26127	26127-44	X				606	26419	26419-6	X
494	26127	26127-32	X				607	26419	26419-18	X
495	26127	26127-31	X				608	26419	26419-11	X
496	26127	26127-33	X				609	26419	26419-13	X
497	26127	26127-30	X				610	26429	26429-7	X
498	26127	26127-35	X				611	26429	26429-1	X
499	26127	26127-2	X				612	26429	26429-4	X
500	26127	26127-5	X				613	26542	26542-3	X
501	26127	26127-48	X				614	26542	26542-1	X
502	26188	26188-2	X				615	26542	26542-10	X
503	26188	26188-3	X				616	26542	26542-2	X
504	26188	26188-6	X				617	26542	26542-8	X
505	26213	26213-51	X				618	26542	26542-11	X
506	26213	26213-57	X				619	26548	26548-209	X
507	26213	26213-80	X				620	26548	26548-103	X
508	26213	26213-48	X				621	26548	26548-50	X
509	26213	26213-9	X				622	26548	26548-41	X
510	26213	26213-36	X				623	26548	26548-56	X
511	26213	26213-20	X				624	26548	26548-211	X
512	26213	26213-81	X				625	26548	26548-177	X
513	26213	26213-3	X				626	26548	26548-193	X
514	26213	26213-86	X				627	26548	26548-122	X
515	26213	26213-15	X				628	26548	26548-196	X
516	26213	26213-1	X				629	26548	26548-174	X
517	26213	26213-38	X				630	26548	26548-62	X
518	26213	26213-43	X				631	26548	26548-204	X
519	26213	26213-32	X				632	26548	26548-72	X
520	26213	26213-14	X				633	26548	26548-178	X
521	26213	26213-45	X				634	26548	26548-186	X
522	26213	26213-6	X				635	26548	26548-133	X
523	26213	26213-10	X				636	26548	26548-142	X
524	26213	26213-44	X				637	26548	26548-25	X
525	26213	26213-4	X				638	26548	26548-127	X
526	26213	26213-8	X				639	26548	26548-198	X
527	26275	26275-18	X				640	26548	26548-130	X
528	26275	26275-33	X				641	26548	26548-200	X
529	26275	26275-2	X				642	26548	26548-76	X
530	26275	26275-24	X				643	26548	26548-143	X
531	26275	26275-20	X				644	26548	26548-188	X
532	26275	26275-6	X				645	26548	26548-175	X
533	26275	26275-11	X				646	26548	26548-8	X
534	26275	26275-21	X				647	26548	26548-93	X
535	26275	26275-13	X				648	26548	26548-148	X
536	26275	26275-17	X				649	26548	26548-117	X
537	26294	26294-22	X				650	26548	26548-23	X
538	26294	26294-18	X				651	26548	26548-67	X
539	26294	26294-9	X				652	26548	26548-85	X
540	26294	26294-6	X				653	26548	26548-95	X
541	26294	26294-15	X				654	26548	26548-157	X
542	26294	26294-5	X				655	26548	26548-42	X
543	26309	26309-4	X				656	26548	26548-34	X
544	26309	26309-11	X				657	26548	26548-119	X
545	26309	26309-5	X				658	26548	26548-110	X
546	26309	26309-2	X				659	26548	26548-113	X
547	26315	26315-12	X				660	26548	26548-78	X
548	26315	26315-25	X				661	26548	26548-201	X
549	26315	26315-10	X				662	26548	26548-223	X
550	26315	26315-40	X				663	26548	26548-139	X
551	26315	26315-23	X				664	26548	26548-100	X
552	26315	26315-38	X				665	26548	26548-35	X
553	26315	26315-9	X				666	26548	26548-222	X
554	26315	26315-14	X				667	26548	26548-29	X
555	26315	26315-31	X				668	26548	26548-190	X
556	26315	26315-11	X				669	26548	26548-172	X
557	26315	26315-13	X				670	26548	26548-167	X
558	26315	26315-43	X				671	26548	26548-128	X
559	26325	26325-2	X				672	26548	26548-179	X
560	26325	26325-5	X				673	26548	26548-60	X
561	26325	26325-4	X				674	26548	26548-147	X
562	26325	26325-6	X				675	26549	26549-121	X
563	26325	26325-3	X				676	26549	26549-81	X

Exhibit 1 to Attachment A

Sample						Not Reviewed	Sample						Not Reviewed
Property			Sample	Sample	Sample	Sample	Property			Sample	Sample	Sample	Sample
Number	Loan ID	Property ID	Properties 1	Properties 2	Properties 3	Properties 1	Number	Loan ID	Property ID	Properties 1	Properties 2	Properties 3	Properties 1
677	26549	26549-55	X				785	26599	26599-8	X
678	26549	26549-46	X				786	26603	26603-6	X
679	26549	26549-100	X				787	26603	26603-1	X
680	26549	26549-69	X				788	26603	26603-2	X
681	26549	26549-109	X				789	26648	26648-4	X
682	26549	26549-66	X				790	26648	26648-1	X
683	26549	26549-92	X				791	26648	26648-5	X
684	26549	26549-60	X				792	26648	26648-8	X
685	26549	26549-58	X				793	26648	26648-3	X
686	26549	26549-16	X				794	26684	26684-7	X
687	26549	26549-76	X				795	26684	26684-1	X
688	26549	26549-48	X				796	26684	26684-4	X
689	26549	26549-70	X				797	25208	25208-11		X
690	26549	26549-25	X				798	25208	25208-1		X
691	26549	26549-57	X				799	25208	25208-10		X
692	26549	26549-39	X				800	25470	25470-2		X
693	26549	26549-26	X				801	25470	25470-5		X
694	26549	26549-13	X				802	25470	25470-4		X
695	26549	26549-28	X				803	26181	26181-3		X
696	26549	26549-71	X				804	26181	26181-1		X
697	26549	26549-6	X				805	26181	26181-6		X
698	26549	26549-78	X				806	26185	26185-7		X
699	26549	26549-102	X				807	26185	26185-2		X
700	26549	26549-97	X				808	26185	26185-10		X
701	26549	26549-2	X				809	26231	26231-17		X
702	26549	26549-73	X				810	26231	26231-15		X
703	26549	26549-49	X				811	26231	26231-21		X
704	26549	26549-53	X				812	26231	26231-5		X
705	26549	26549-112	X				813	26231	26231-9		X
706	26555	26555-1	X				814	26231	26231-7		X
707	26561	26561-67	X				815	26231	26231-16		X
708	26561	26561-90	X				816	26231	26231-29		X
709	26561	26561-113	X				817	26231	26231-14		X
710	26561	26561-159	X				818	26253	26253-1		X
711	26561	26561-102	X				819	26253	26253-2		X
712	26561	26561-27	X				820	26404	26404-7		X
713	26561	26561-81	X				821	26404	26404-3		X
714	26561	26561-125	X				822	26405	26405-5		X
715	26561	26561-69	X				823	26405	26405-11		X
716	26561	26561-152	X				824	26405	26405-1		X
717	26561	26561-14	X				825	26444	26444-4		X
718	26561	26561-35	X				826	26444	26444-3		X
719	26561	26561-140	X				827	26444	26444-1		X
720	26561	26561-160	X				828	26444	26444-2		X
721	26561	26561-68	X				829	26448	26448-3		X
722	26561	26561-41	X				830	26448	26448-4		X
723	26561	26561-137	X				831	26448	26448-1		X
724	26561	26561-56	X				832	26448	26448-2		X
725	26561	26561-92	X				833	26452	26452-7		X
726	26561	26561-111	X				834	26452	26452-1		X
727	26561	26561-112	X				835	26452	26452-3		X
728	26561	26561-144	X				836	26464	26464-14		X
729	26561	26561-40	X				837	26464	26464-1		X
730	26561	26561-101	X				838	26464	26464-17		X
731	26561	26561-15	X				839	26464	26464-24		X
732	26561	26561-108	X				840	26464	26464-18		X
733	26561	26561-135	X				841	26464	26464-21		X
734	26561	26561-134	X				842	26464	26464-23		X
735	26561	26561-100	X				843	26483	26483-3		X
736	26561	26561-49	X				844	26483	26483-7		X
737	26561	26561-32	X				845	26483	26483-1		X
738	26561	26561-114	X				846	26483	26483-8		X
739	26561	26561-3	X				847	26483	26483-5		X
740	26561	26561-37	X				848	26483	26483-9		X
741	26561	26561-63	X				849	26483	26483-2		X
742	26561	26561-98	X				850	26490	26490-1		X
743	26561	26561-128	X				851	26490	26490-2		X
744	26561	26561-146	X				852	26490	26490-3		X
745	26561	26561-118	X				853	26605	26605-6		X
746	26561	26561-61	X				854	26605	26605-2		X
747	26561	26561-89	X				855	26706	26706-2		X
748	26561	26561-116	X				856	26706	26706-4		X
749	26561	26561-104	X				857	26706	26706-1		X
750	26561	26561-86	X				858	26706	26706-3		X
751	26561	26561-124	X				859	26722	26722-7		X
752	26561	26561-88	X				860	26722	26722-11		X
753	26561	26561-9	X				861	26722	26722-9		X
754	26561	26561-156	X				862	26777	26777-28		X
755	26599	26599-101	X				863	26777	26777-36		X
756	26599	26599-26	X				864	26777	26777-7		X
757	26599	26599-81	X				865	26777	26777-17		X
758	26599	26599-96	X				866	26777	26777-18		X
759	26599	26599-52	X				867	26777	26777-4		X
760	26599	26599-119	X				868	26777	26777-58		X
761	26599	26599-66	X				869	26777	26777-23		X
762	26599	26599-50	X				870	26777	26777-20		X
763	26599	26599-76	X				871	26777	26777-13		X
764	26599	26599-39	X				872	26777	26777-48		X
765	26599	26599-79	X				873	26777	26777-38		X
766	26599	26599-38	X				874	26777	26777-16		X
767	26599	26599-31	X				875	26777	26777-80		X
768	26599	26599-7	X				876	26777	26777-49		X
769	26599	26599-22	X				877	26777	26777-34		X
770	26599	26599-18	X				878	26777	26777-78		X
771	26599	26599-97	X				879	26777	26777-56		X
772	26599	26599-118	X				880	26777	26777-45		X
773	26599	26599-94	X				881	26777	26777-46		X
774	26599	26599-54	X				882	26777	26777-33		X
775	26599	26599-70	X				883	26777	26777-95		X
776	26599	26599-100	X				884	26777	26777-84		X
777	26599	26599-72	X				885	26777	26777-83		X
778	26599	26599-23	X				886	26777	26777-96		X
779	26599	26599-89	X				887	26777	26777-27		X
780	26599	26599-102	X				888	26855	26855-1		X
781	26599	26599-110	X				889	26855	26855-2		X
782	26599	26599-56	X				890	26000	26000-1			X
783	26599	26599-51	X				891	26008	26008-1			X
784	26599	26599-58	X

Exhibit 2 to Attachment A

Property Sampling Schedule

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 1	23840
24309
24341
25219
25333
25433
25435
25454
25481
25518
25654
25740
25781
25800
25804
25849
25859
25881
25930
25935
25940
25969
25970
25995
26000
26008
26031
26056
26063
26080
26089
26122
26127
26188
26213
26275
26294
26309

Exhibit 2 to Attachment A

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 1	26315
(continued)	26325
26329
26381
26410
26415
26419
26429
26542
26548
26549
26555
26561
26599
26603
26648
26684

Preliminary Mortgage Loans 2	25208
25470
26181
26185
26231
26253
26404
26405
26444
26448
26452
26464
26483
26490
26605
26706
26722
26777
26855

Preliminary Mortgage Loans 3	26000
26008

Exhibit 3 to Attachment A

Base Property Sample Characteristics and Property Source Documents

Base Property Sample Characteristic	Property Source Document(s)	Notes

Address (Street)	Appraisal or BPO	1., 2., 3.
City	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Date	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Type	Appraisal or BPO	1., 2., 4.
Cut-Off Date Value	Appraisal or BPO	1., 2.
Number Bedrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 5.
Number of Bathrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 6.
Number of Units	Appraisal or BPO	1., 2.
Property Type	Appraisal or BPO	1., 2., 7.
State	Appraisal or BPO	1., 2.
Swimming Pool (Y/N)	Appraisal or BPO	1., 2., 8.
Total Square Footage	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 9.
Year Built	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 10.
Zip Code	Appraisal or BPO	1., 2.

Notes:

1.
For each Sample Property for which CoreVest, on behalf of the Depositor, provided more than one Appraisal and/or BPO Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use the Appraisal and/or BPO Property Source Document with the most recent valuation date.

2.
With respect to certain Sample Properties, the applicable Property Source Document contains conflicting information relating to certain Base Property Sample Characteristics.  For such Sample Properties, CoreVest, on behalf of the Depositor, instructed us to note agreement if the information on the Property Data File for a Base Property Sample Characteristic agreed with any of the information on the corresponding Property Source Document which relates to such Base Property Sample Characteristic.  We performed no procedures to reconcile any conflicting information which exists on the Property Source Documents for any of the Base Property Sample Characteristics.

3.
For the purpose of comparing the “Address (Street)” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, instructed us to ignore differences that are due to truncation, abbreviation or punctuation.

Exhibit 3 to Attachment A

Notes: (continued)

4.
CoreVest, on behalf of the Depositor, indicated that the four possible values for the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic are “Appraisal,” “Exterior Appraisal,” “Interior BPO” or “RAR.”  For the purpose of comparing the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic for each Sample Property where the applicable Property Source Document did not specifically state “Appraisal,” “Exterior Appraisal,” “Interior BPO” or “RAR,” CoreVest, on behalf of the Depositor, instructed us to use “RAR” for the “Cut-Off Date Valuation Type” Base Property Sample Characteristic.

5.	For the purpose of comparing the “Number Bedrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number Bedrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Number Bedrooms” for the Sample Property as the sum of the “Number Bedrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

6.	For the purpose of comparing the “Number of Bathrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number of Bathrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Number of Bathrooms” for the Sample Property as the sum of the “Number of Bathrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

Exhibit 3 to Attachment A

Notes: (continued)

7.
For the purpose of comparing the “Property Type” Base Property Sample Characteristic for each Sample Property with an attached unit or a semi-attached unit with a design style of “row house,” “colonial” or “twin,” all as shown in the applicable Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use “townhome” as the “Property Type” Base Property Sample Characteristic.

For the purpose of comparing the “Property Type” Base Property Sample Characteristic for each Sample Property with an attached unit with a design style of “duplex,” as shown in the applicable Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use “2-4 unit” as the “Property Type” Base Property Sample Characteristic.

8.
For the purpose of comparing the “Swimming Pool (Y/N)” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state if the Sample Property has a swimming pool, CoreVest, on behalf of the Depositor, instructed us to use “N” for the “Swimming Pool (Y/N)” Base Property Sample Characteristic.

9.	For the purpose of comparing the “Total Square Footage” Base Property Sample Characteristic for each Sample Property, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Total Square Footage,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Total Square Footage” for the Sample Property as the sum of the “Total Square Footage” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

10.
For the purpose of comparing the “Year Built” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state the year built, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Year Built” of each Sample Property by subtracting the property age (in years), as shown in the applicable Property Source Document, from the year of the “Cut‑Off Date Valuation Date,” as shown on the Property Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 4 to Attachment A

Sample Properties 1 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

17	Total Square Footage	1,131.00	Unable to determine

31	Cut-Off Date Valuation Type	RAR	Interior BPO

39	Cut-Off Date Valuation Type	Appraisal	Interior BPO

84	Total Square Footage	4,224.00	4,226.00

91	Number Bedrooms	3	4

94	Number of Bathrooms	7	5

109	Total Square Footage	1,362.00	1,632.00

124	Swimming Pool (Y/N)	Y	N

126	Cut-Off Date Valuation Date	12/13/2018	10/9/2018

129	Cut-Off Date Valuation Date	12/13/2018	10/9/2018

135	Number of Bathrooms	1	1.5

160	Year Built	1990	1900

166	Cut-Off Date Valuation Date	12/2/2018	12/3/2018

169	Cut-Off Date Value	$162,000.00	$101,180.00
	Number of Bathrooms	2.5	2
	Total Square Footage	1,420.00	1,768.00
	Year Built	1997	1928

208	Year Built	1962	1984

218	Year Built	1980	1968

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

219	Year Built	1971	1972

251	Zip Code	92504	92404

261	Number Bedrooms	2	1
	Total Square Footage	1,090.00	775.00

261	Year Built	1970	1972

262	Number Bedrooms	1	2
	Total Square Footage	775.00	1,010.00
	Year Built	1970	1972

263	Number Bedrooms	1	3
	Number of Bathrooms	1	2
	Total Square Footage	775.00	1,170.00
	Year Built	1970	1972

264	Number Bedrooms	1	2
	Total Square Footage	775.00	1,090.00
	Year Built	1970	1972

265	Number Bedrooms	2	1
	Total Square Footage	1,090.00	775.00
	Year Built	1970	1972

266	Number Bedrooms	2	1
	Total Square Footage	1,090.00	775.00
	Year Built	1970	1972

267	Year Built	1970	1972

268	Year Built	1970	1972

269	Number Bedrooms	2	1
	Total Square Footage	1,010.00	775.00

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

270	Number Bedrooms	1	2
	Total Square Footage	775.00	1,010.00
	Year Built	1970	1972

271	Number Bedrooms	2	3
	Number of Bathrooms	1	2
	Total Square Footage	1,010.00	1,170.00
	Year Built	1970	1972

272	Total Square Footage	1,090.00	1,010.00
	Year Built	1970	1972

273	Number Bedrooms	1	2
	Total Square Footage	775.00	1,010.00
	Year Built	1970	1972

274	Total Square Footage	1,010.00	1,090.00
	Year Built	1970	1972

275	Total Square Footage	1,090.00	1,170.00
	Number Bedrooms	2	3
	Number of Bathrooms	1	2
	Year Built	1970	1972

276	Year Built	1970	1972

277	Number Bedrooms	2	1
	Total Square Footage	1,010.00	775.00
	Year Built	1970	1972

278	Number Bedrooms	1	2
	Total Square Footage	775.00	1,010.00
	Year Built	1970	1972

279	Total Square Footage	1,090.00	1,010.00

280	Total Square Footage	1,010.00	1,090.00
	Year Built	1970	1972

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

281	Year Built	1970	1972

282	Number Bedrooms	2	3
	Number of Bathrooms	1	2
	Total Square Footage	1,010.00	1,170.00
	Year Built	1970	1972

283	Number Bedrooms	1	2
	Total Square Footage	775.00	1,090.00
	Year Built	1970	1972

284	Number Bedrooms	1	2
	Total Square Footage	775.00	1,010.00
	Year Built	1970	1972

285	Number Bedrooms	2	1
	Total Square Footage	1,010.00	775.00
	Year Built	1970	1972

286	Total Square Footage	1,090.00	1,010.00
	Year Built	1970	1972

287	Number Bedrooms	1	3
	Number of Bathrooms	1	2
	Total Square Footage	775.00	1,170.00
	Year Built	1970	1972

288	Total Square Footage	1,010.00	1,090.00
	Year Built	1970	1972

289	Number Bedrooms	1	2
	Total Square Footage	775.00	1,010.00
	Year Built	1970	1972

290	Number Bedrooms	3	2
	Number of Bathrooms	2	1
	Total Square Footage	1,170.00	1,090.00

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

291	Year Built	1970	1972

292	Number Bedrooms	3	2
	Number of Bathrooms	2	1
	Total Square Footage	1,170.00	1,010.00
	Year Built	1970	1972

293	Year Built	1970	1972

294	Number Bedrooms	3	2
	Number of Bathrooms	2	1
	Total Square Footage	1,170.00	1,010.00
	Year Built	1970	1972

295	Total Square Footage	1,010.00	1,090.00
	Year Built	1970	1972

296	Year Built	1970	1972

297	Number Bedrooms	2	1
	Total Square Footage	1,010.00	775.00
	Year Built	1970	1972

446	Address (Street)	[Redacted]	[Redacted]

462	Total Square Footage	8793.50	8,794.00

490	Total Square Footage	1,084.00	1,081.00

492	Property Type	Townhome	SFR

501	Zip Code	19131	19139

509	Cut-Off Date Value	$80,000.00	$89,000.00

539	Property Type	SFR	Townhome

548	Swimming Pool (Y/N)	Y	N

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

555	Property Type	SFR	Townhome

562	Zip Code	07501	07514

574	Property Type	SFR	Townhome

613	Total Square Footage	2,314.00	2,292.00

645	Zip Code	72404	72401

703	Cut-Off Date Valuation Date	12/17/2018	12/18/2018

708	Year Built	2016	2018

713	Year Built	2016	2018

718	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal

721	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal

722	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal

729	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal

731	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal

736	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal

739	City	Fayetteville	Farmington
	Zip Code	72704	72730

740	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

747	Year Built	2016	2018

750	Year Built	2016	2018

753	Zip Code	72704	72701

757	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal

767	Cut-Off Date Value	$65,000.00	$71,000.00

774	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal

Exhibit 5 to Attachment A

Sample Properties 2 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 2 Value	Property Source Document Value

818	Cut-Off Date Valuation Date	11/19/2018	5/2/2018

819	Cut-Off Date Valuation Date	11/19/2018	5/2/2018

825	Number of Bathrooms	76	82

831	Number of Bathrooms	16	12

857	Property Type	2-4 Unit	Mixed Use
	Number Bedrooms	4.00	6.00

862	Cut-Off Date Valuation Type	RAR	Appraisal

867	Cut-Off Date Valuation Type	RAR	Appraisal

870	Cut-Off Date Valuation Date	2/9/2019	2/1/2019

876	Cut-Off Date Valuation Type	RAR	Appraisal

881	Cut-Off Date Valuation Type	RAR	Appraisal

886	Cut-Off Date Valuation Type	RAR	Appraisal

887	Cut-Off Date Valuation Type	RAR	Appraisal

Exhibit 6 to Attachment A

Sample Properties 3 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

890	Address (Street)	[Redacted]	[Redacted]

891	Address (Street)	[Redacted]	[Redacted]
	Number of Bathrooms	462.5	302.5

Exhibit 7 to Attachment A

Compared Mortgage Loan Characteristics and Mortgage Loan Source Documents

Underwriting Information: (see Note 1)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

UW Annual Rent ($)	Underwriting Summary
UW Other Income ($)	Underwriting Summary
UW Credit and Vacancy Loss ($)	Underwriting Summary
UW Effective Gross Income ($)	Underwriting Summary
UW Annual Property Management Fee ($)	Underwriting Summary
UW Annual Marketing and Leasing Costs ($)	Underwriting Summary
UW Repairs and Maintenance ($)	Underwriting Summary
UW Annual Insurance Costs ($)	Underwriting Summary
UW Annual HOA/Special Assessment Fees ($)	Underwriting Summary
UW Annual Real Estate Taxes ($)	Underwriting Summary
UW Annual Turnover Costs ($)	Underwriting Summary
UW Annual Landscaping ($)	Underwriting Summary
UW Annual Other Costs ($)	Underwriting Summary
UW Annual Expenses ($)	Underwriting Summary
UW Annual Net Operating Income ($)	Underwriting Summary
UW Annual CapEx Reserve ($)	Underwriting Summary
UW Annual Net Cash Flow ($)	Underwriting Summary
Value at Origination ($)	Underwriting Summary
12/31 Occupancy	2019-1 v2 Reporting Numbers Document
NOI as of 12/31	2019-1 v2 Reporting Numbers Document
NCF as of 12/31	2019-1 v2 Reporting Numbers Document
% HOA (see Note 2)	Underwriting Summary or Loan Agreement
% Section 8 (see Note 3)	Underwriting Summary
Occupancy as of Origination	Underwriting Summary

Reserve and Escrow Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Monthly Tax Escrow	Loan Agreement or Settlement Statement
Monthly Insurance Escrow	Loan Agreement or Settlement Statement
Monthly Capital Expenditure Escrow ($)	Loan Agreement or Settlement Statement
Upfront Leasing Escrow ($)	Loan Agreement or Settlement Statement
Monthly Leasing Escrow ($)	Loan Agreement or Settlement Statement
Upfront Interest Escrow ($)	Loan Agreement or Settlement Statement
Monthly Interest Escrow ($)	Loan Agreement or Settlement Statement
Upfront Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement
Monthly Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement

Exhibit 7 to Attachment A

Mortgage Loan Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Loan Originator	Loan Agreement
Borrower	Loan Agreement
Guarantor	Guaranty Agreement
Type of Guarantor (Individual or Type of Entity)	Guaranty Agreement
Guarantor FICO (see Note 4)	Credit Report
Sponsor	Loan Agreement
Origination Date	Promissory Note or Loan Agreement
Payment Date	Loan Agreement
First Payment Date (see Note 5)	Loan Agreement
Initial Maturity Date	Loan Agreement
Mortgage Loan Initial Funded Amount ($) (see Note 6)	Loan Agreement
Monthly Debt Service ($) (see Note 7)	Loan Agreement
Rate Type	Loan Agreement
Interest Rate	Loan Agreement
Interest Rate Accrual	Loan Agreement
Amortization Type	Loan Agreement
IO Term (months) (see Note 8)	Loan Agreement
Recourse (Y/N)	Guaranty Agreement
Recourse to Guarantor (Full, Partial, Carve‑out, None)	Loan Agreement
Prepayment Provision (see Note 9)	Loan Agreement
Original Yield Maintenance Period (see Notes 9 and 10)	Loan Agreement
Other Prepayment Provision	Loan Agreement
Open Period (see Notes 9 and 10)	Loan Agreement
YM Calculation Method (PV or Int Diff)	Loan Agreement
Calc’d Through (Maturity or Open)	Loan Agreement
PV Discount Treasury Projection Term (Maturity or Open)	Loan Agreement
PV Discount Treasury Compounding Type (MEY or BEY)	Loan Agreement
SPE (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Substitution Permitted (Y/N)	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
Partial Release Provisions	Loan Agreement
Partial Release Premium	Loan Agreement
Grace Period (Late Fee)	Loan Agreement

Exhibit 7 to Attachment A

Mortgage Loan Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Grace Period (Principal and Interest)	Loan Agreement
Existing Secondary Financing (Y/N)	Loan Agreement
Secondary Financing Amount (Existing)	Loan Agreement
Secondary Financing Description	Loan Agreement
Future Secondary Financing Allowed (Y/N) (see Note 11)	Loan Agreement
Future Secondary Financing Description	Loan Agreement
Lockbox Type (see Note 12)	Loan Agreement
Lockbox Trigger	Loan Agreement
Cash Management Type (see Note 13)	Loan Agreement
Cash Management and Cash Trap Trigger (for Springing Cash Management) and Cash Trap Trigger (for Hard Cash Management)	Loan Agreement
Number of Properties	Loan Agreement or Underwriting Summary
Multiple Borrowers (Y/N)	Loan Agreement

Notes:

1.
For the purpose of comparing the “Underwriting Information” Compared Mortgage Loan Characteristics that are expressed as dollar values, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $2.00 or less.

2.	For the purpose of comparing the “% HOA” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.	The total number of Mortgaged Properties that secure the Mortgage Loan which have an associated HOA fee in the “HOA” column, as shown on the underwriting summary Mortgage Loan Source Document, by
b.	The total number of Mortgaged Properties that secure the Mortgage Loan, as shown in the loan agreement or underwriting summary Mortgage Loan Source Document.

3.	For the purpose of comparing the “% Section 8” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.	The total number of units at the Mortgaged Properties that secure the Mortgage Loan which have “Y” in the “Section 8” column, as shown on the underwriting summary Mortgage Loan Source Document, by
b.	The total number of units at the Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

Exhibit 7 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the “Guarantor FICO” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Mortgage Loan that has one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File (except for the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of “23840” (the “23840 Mortgage Loan”) and “25930” (the “25930 Mortgage Loan”), which are described in c. below), use (a) the highest FICO score of the “Guarantor” for the “Guarantor FICO” Compared Mortgage Loan Characteristic if two FICO scores are listed on the credit report Mortgage Loan Source Document or (b) the median FICO score of the “Guarantor” for the “Guarantor FICO” Compared Mortgage Loan Characteristic if three FICO scores are listed on the credit report Mortgage Loan Source Document,

b.
For each Mortgage Loan that has more than one “Guarantor,” as shown on the guaranty agreement Mortgage Loan Source Document (except for the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of “24309” (the “24309 Mortgage Loan”),  “25219” (the “25219 Mortgage Loan”) and “25518” (the “25518 Mortgage Loan”), which are described in d. below), follow the methodology described in a. above to determine the FICO score for each “Guarantor,” and use the highest resulting FICO score for the “Guarantor FICO” Compared Mortgage Loan Characteristic,

c.
For the 23840 Mortgage Loan and 25930 Mortgage Loan, we were instructed by CoreVest, on behalf of the Depositor, to use “N/A” for the “Guarantor FICO” Compared Mortgage Loan Characteristic, as the corresponding guarantors are foreign nationals, and

d.	For the:
i.	24309 Mortgage Loan,
ii.	25219 Mortgage Loan and
iii.	25518 Mortgage Loan,
we were instructed by CoreVest, on behalf of the Depositor, to exclude any guarantor which has insufficient credit funds or history, as shown on the credit report Mortgage Loan Source Document, and to follow the methodology described in a. above.

5.
For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for each Mortgage Loan (except for the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of “26405” (the “26405 Mortgage Loan”) and “26452” (the “26452 Mortgage Loan”), which are described in the succeeding paragraph of this Note 5), we were instructed by CoreVest, on behalf of the Depositor, to assume that the “First Payment Date” is the ninth (9th) day of the calendar month following the first full “Interest Accrual Period” (as defined in the applicable Mortgage Loan Source Document).

For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for the 26405 Mortgage Loan and 26452 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “5/9/2019” for the “First Payment Date” Compared Mortgage Loan Characteristic.

Exhibit 7 to Attachment A

Notes: (continued)

6.
For the 24309 Mortgage Loan, CoreVest, on behalf of the Depositor, indicated that a mortgaged property which partially secured the 24309 Mortgage Loan was released from the lien of the mortgage prior to the Cut‑Off Date and is not included on the Preliminary Mortgage Loan Data File.  For the purpose of comparing the “Mortgage Loan Initial Funded Amount ($)” Compared Mortgage Loan Characteristic for the 24309 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “4,090,001” for the “Mortgage Loan Initial Funded Amount ($)” Compared Mortgage Loan Characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by CoreVest, on behalf of the Depositor, described in the preceding paragraph of this Note 6.

7.	For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan except for:
a.	The 24309 Mortgage Loan,
b.
Each Mortgage Loan (i) with an “Amortization Type” of “Amortizing Balloon” or “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, and (ii) which does not have a stated monthly debt service amount in the applicable Mortgage Loan Source Document (each, a “Recalculated Amortizing Mortgage Loan”) and

c.	Each Mortgage Loan with an “Amortization Type” of “Interest Only,” as shown on the Preliminary Mortgage Loan Data File (each, an “Interest Only Mortgage Loan”), which are described in the succeeding paragraphs of this Note 7., CoreVest, on behalf of the Depositor, instructed us to use the stated monthly debt service amount that is shown in the applicable Mortgage Loan Source Document.

For the 24309 Mortgage Loan, CoreVest, on behalf of the Depositor, provided us with a PDF file labeled “3.10-3 030501298 – Stella LeBaron IV (003).pdf” and instructed us to use the debt service payment amount indicated on this file for the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Recalculated Amortizing Mortgage Loan, CoreVest, on behalf of the
Depositor, instructed us to recalculate the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic using the “PMT” function in Microsoft Excel and:
a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File (adjusted as described in the succeeding paragraph of this Note 7) and
c.	Principal amortization period, as shown in the applicable Mortgage Loan Source Document of each Recalculated Amortizing Mortgage Loan.

Exhibit 7 to Attachment A

Notes: (continued)

7. (continued)

For the purpose of the “Monthly Debt Service ($)” recalculation described above for each Recalculated Amortizing Mortgage Loan, all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, by 12 and then multiply by a fraction equal to 365/360.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Interest Only Mortgage Loan, all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic as 1/12th of the product of:
a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File and
c.	365/360.

8.
For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for each Mortgage Loan with an “Amortization Type” of “Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “IO Term (months)” Compared Mortgage Loan Characteristic.

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for each Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the “Original Term to Maturity (months)” (as defined in Item 13. of Attachment A), as shown on the Preliminary Mortgage Loan Data File, for the “IO Term (months)” Compared Mortgage Loan Characteristic.

9.	For certain Mortgage Loans, the applicable Mortgage Loan Source Document contains:
a.	A definition for “Par Prepayment Date,” which is shown as a certain “Payment Date” (e.g., the 114th Payment Date),
b.	A definition for “Payment Date,” which is defined as “with respect to each Interest Accrual Period, the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period” and
c.
A definition for “Interest Accrual Period,” which is defined as “each period from and including the first day of a calendar month through and including the last day of such calendar month.  Notwithstanding the foregoing, the first Interest Accrual Period shall commence on and include the Closing Date.”

Exhibit 7 to Attachment A

Notes: (continued)

9. (continued)

For the purpose of comparing the:
a.	Prepayment Provision,
b.	Original Yield Maintenance Period and
c.	Open Period
Compared Mortgage Loan Characteristics for each Mortgage Loan described in the preceding paragraph, CoreVest, on behalf of the Depositor, instructed us to assume that for the purpose of determining the “Par Prepayment Date,” the first “Payment Date” is the 9th day of the calendar month which follows the calendar month in which the “Closing Date” occurs (the “Stub Payment Date”), even though:
i.	There will not be a debt service payment made on the Stub Payment Date and
ii.
The “First Payment Date” of the Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, will be the 9th day of the second calendar month which follows the calendar month in which the “Closing Date” occurs.

For the Mortgage Loan identified on the Preliminary Mortgage Loan Data File with a Loan ID of “26599” (the “26599 Mortgage Loan”), the applicable Source Document indicates a prepayment penalty period of 34 payments and an open period of 26 payments and the applicable Source Document contains the following defined terms:

"Prepayment Premium" means the Yield Maintenance Premium, provided that for the first 5% of the Loan Amount prepaid in total in any Loan Year, up to 25% total for the term of the Loan, the Prepayment Premium shall be equal to one percent (1%) of the principal amount of the Loan prepaid (the "1% Prepayment Rate"), with the Yield Maintenance Premium applying only to the principal amount of the Loan, if any, prepaid in excess of such 5% amount in any Loan Year. The foregoing notwithstanding, if the principal amount of the Loan prepaid in any Loan Year is less than 5% of the Loan Amount, the percentage shortfall shall be added to the percentage available for the following Loan Year, on a cumulative basis, and the Yield Maintenance Premium shall apply only to the principal amount of the Loan prepaid in excess of such higher percentage. For example, if the principal amount of the Loan prepaid in the first Loan Year is 2% of the Loan Amount, then 8% of the Loan Amount could be prepaid in the second Loan Year for the 1% Prepayment Premium and, if 6% of the Loan Amount were then prepaid in the second Loan Year, 7% of the Loan Amount could be prepaid for the 1% Prepayment Premium in the third Loan Year. The foregoing notwithstanding, (a) any prepayments of the principal amount of the Loan in excess of 5% (or such greater percentage as may be applicable as provided above) of the Loan Amount in any Loan Year shall not reduce the percentage of the Loan Amount available for prepayment at the 1% Prepayment Rate in any succeeding year(s) but shall as set forth above be subject to the Yield Maintenance Premium, (b) any prepayments of the principal amount of the Loan to which the Prepayment Premium is not applicable, shall not reduce the percentage of the Loan Amount available for prepayment at the 1% Prepayment Rate, and (c) if an Event of Default exists, the 1% Prepayment Premium shall not apply and the Prepayment Premium shall be equal to the Yield Maintenance Premium for all prepayments of principal amounts of the Loan.”

Exhibit 7 to Attachment A

Notes: (continued)

9. (continued)

"Yield Maintenance Premium" means an amount determined by Lender to be equal to the greater of (a) one percent (1%) of the principal amount of the Loan prepaid and (b) the excess, if any, of (i) the sum of the present values of all then-scheduled payments of principal and interest on the principal amount of the Loan being prepaid through the Maturity Date (including a balloon payment on the Maturity Date of the remaining principal on the Maturity Date), with each such payment discounted to its present value at the date of prepayment at the rate which, when compounded monthly, is equivalent to the Prepayment Rate when compounded semi-annually, and deducting from the sum of such present values any interest paid for the period from the date of prepayment to the next succeeding Payment Date in the event such payment is not made on a Payment Date, over (ii) the principal amount of the Loan being prepaid.

For the purpose of comparing the “Prepayment Provision” Compared Mortgage Loan Characteristic for the 26599 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “1% (up to the first 25% of OPB during the life of the loan not to exceed 5% of OPB per year) and YM1 (over 5% of OPB per year)/34_ 0%/26.”

10.
For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for each Mortgage Loan that can be prepaid with yield maintenance, as shown in the applicable Mortgage Loan Source Document (each, a “Yield Maintenance Mortgage Loan”), we were instructed by CoreVest, on behalf of the Depositor, to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Yield Maintenance Mortgage Loan on which the borrower is required to remit a yield maintenance payment in connection with a voluntary prepayment of the Yield Maintenance Mortgage Loan in the “Original Yield Maintenance Period” of the Yield Maintenance Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 9 above, as applicable), as shown in the applicable Mortgage Loan Source Document.

For each Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Original Yield Maintenance Period” characteristic.

For the purpose of comparing the “Open Period” Compared Mortgage Loan Characteristic for each Mortgage Loan, we were instructed by CoreVest, on behalf of the Depositor, to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower can voluntarily prepay the Mortgage Loan without the payment of a yield maintenance payment or a prepayment premium in the “Open Period” of the Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 9 above, as applicable), as shown in the applicable Mortgage Loan Source Document.

Exhibit 7 to Attachment A

Notes: (continued)

11.
For the purpose of comparing the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic for each Mortgage Loan that references a “Permitted Mezzanine Loan” in the applicable Mortgage Loan Source Document, as applicable, we were instructed by CoreVest, on behalf of the Depositor, to assume that this “Permitted Mezzanine Loan” debt does not constitute additional debt that may be placed by the borrower on the collateral that secures the Mortgage Loan, and to use “N” for the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic.

12.	For the purpose of comparing the “Lockbox Type” Compared Mortgage Loan Characteristic, CoreVest, on behalf of the Depositor, instructed us to use the following definitions:
a.
Springing – As of the origination date of the Mortgage Loan, the borrower and/or related property manager is required to deposit any rent it receives in a rent deposit account or restricted account, as applicable.  Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender requires or has the option to require the borrower to direct tenants to deposit funds directly to a lockbox account or restricted account, as applicable,

b.	Hard – As of the origination date of the Mortgage Loan, there is an established lockbox account controlled by the lender into which tenants are required to deposit rents directly and
c.	N/A – As of the origination date of the Mortgage Loan, either:
i.	The borrower or the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt,
ii.
The borrower or the related property manager is required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, however, there are no requirements for the borrower to direct tenants to deposit funds directly to a rent deposit account upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, or

iii.
The borrower of the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt. Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender has the option to require the borrower to direct tenants to deposit funds directly to an account designated by the lender or to such other third party as directed by the lender.

Exhibit 7 to Attachment A

Notes: (continued)

13.	For the purpose of comparing the “Cash Management Type” Compared Mortgage Loan Characteristic, CoreVest, on behalf of the Depositor, instructed us to use the following definitions:
a.
Springing – Prior to an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in a rent deposit account is released periodically to the borrower.  Upon the occurrence an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in the rent deposit account will be swept to a lender controlled cash management account and will be applied in accordance with the terms of the applicable Mortgage Loan Source Document,

b.
Hard – As of the origination date of the Mortgage Loan, all cash on deposit in the rent deposit account is swept to a lender controlled cash management account and is applied in accordance with the terms of the applicable Mortgage Loan Source Document and

c.	N/A – In accordance with the terms of the applicable Mortgage Loan Source Document, no cash management account is required to be established during the term of the related Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 8 to Attachment A

Provided Mortgage Loan Characteristics

Characteristic

Loan ID
Closed (Y/N)
Include Y/N
Prefunding (Y/N)
Pool
Loan Seller
Loan Owner
Loan Purpose
Refinance Type
Loan
Next Due Date
Lien Position
Cut Off Date Value ($)
Guarantor Net Worth
Guarantor Liquidity
Recourse to Borrower (Full, Partial, Carve-out, None)
Number of Units
Occupancy as of Date
Rent Rolls Required as of 12/31 (Y/N)
Rent Rolls (Y/N)
Frequency of Rent Rolls
Operating Statement (Y/N)
Frequency of Operating Statements
Property Manager
Property Manager Type
Servicer
Servicing Fee ($)
Servicing Fee Rate
Trustee/Note Administrator Fee Rate
CREFC® License Fee Rate
Special Servicing Fee
Property Management Consultant Fee
Operating Statement Required as of 12/31 (Y/N)
Rank Loan Number

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Mortgage Loan Characteristics.